Share capital and premium related to the share capitals	6 Months Ended
Jun. 30, 2020
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Share capital and premium related to the share capitals
Note 12. Share capital and premium related to the share capitals

Nature of the Transactions	Share Capital	Share premium	Number of shares	Nominal value
	$ in thousands			in $
Balance as of January 1, 2019	2,765	828,525	42,430,069	0.05
Capital Increase	1	—	15,600	—
Exercise of share warrants, employee warrants and stock options	—	—	—	—
Non-cash stock based compensation expense	—	6,302	—	—

Balance as of June 30, 2019	2,766	834,830	42,445,669	0.05

Balance as of January 1, 2020	2,767	843,478	42,465,669	0.05
Exercise of share warrants, employee warrants and stock options	1	—	20,464	—
Non-cash stock based compensation expense	—	5,844	—	—
Other movements	—	—	—	—

Balance as of June 30, 2020	2,768	849,322	42,486,133	0.05

Capital evolution during the
six-month
period ended June 30, 2020.

•	During the six-month period ended June 30, 2020, 20 464 shares were issued.